UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-879
                                                    ------------

                              Trainer Wortham Funds
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                           1230 Avenue of the Americas
                               New York, NY 10020
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Patrick W.D. Turley
                                   Dechert LLP
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401
                   ------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-759-7755
                                                           --------------

                     Date of fiscal year end: June 30, 2003
                                             ---------------

                     Date of reporting period: June 30, 2003
                                              ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

TRAINER WORTHAM FUNDS
SHAREHOLDER LETTER
--------------------------------------------------------------------------------


Dear Fellow Shareholders:

Trainer Wortham is pleased to present the Consolidated Annual Report for the Trainer Wortham Family of Funds.

The Trainer Wortham Funds have experienced positive returns on all fronts in the last six months, as evidenced by the upward trends in financial markets in general. We believe the worst is behind us and history tells us it is not unreasonable to expect these trends to continue as the economy begins to recover from recession and both consumer and corporate confidence continue to improve. The new tax bill signed into law will indeed have a favorable impact on financial markets going forward. It is important to remember asset allocation and Trainer Wortham offers the diversification of investing in core growth equities with the First Mutual Fund, yield income with the Total Return Bond Fund and convertible securities with the Froley, Revy Convertible Securities Fund.

We at Trainer Wortham and Froley, Revy thank you for your continued support and we look forward to more favorable times ahead.

Respectfully,


/S/ DAVID P. COMO
David P. Como
Chairman and Chief Investment Officer
Trainer Wortham Funds
June 30, 2003



TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fund Commentary
   First Mutual Fund ................................ 2
Fund Commentary
   Total Return Bond Fund ........................... 4
Fund Commentary
   Froley, Revy Convertible Securities Fund ......... 6
Schedules of Investments:
   First Mutual Fund ................................ 8
   Total Return Bond Fund ........................... 9
   Froley, Revy Convertible Securities Fund .........11
Statements of Assets and Liabilities ................15
Statements of Operations ............................16
Statements of Changes in Net Assets .................17
Financial Highlights:
   First Mutual Fund ................................19
   Total Return Bond Fund ...........................20
   Froley, Revy Convertible Securities Fund .........21
Notes to Financial Statements .......................22
Report of Independent Certified Public Accountants ..26
Fund Management .....................................27

TRAINER WORTHAM FIRST MUTUAL FUND
FUND COMMENTARY
--------------------------------------------------------------------------------


Dear Current and Future Shareholders,

This fiscal year-end letter coincides with the end of a three year bear market and the beginning of a trend change for financial markets to the upside. Stock prices are all about direction, the old adage is "the trend is your friend."

In my 34 years at Trainer Wortham I have always been driven by the eternal question -- Why? The answer is simple. Investor sentiment has turned positive as a result of the following three factors:

      o Lower tax rates = More capital to invest and higher after-tax returns;
      o Lower inflation = Returns are generally less at risk which lengthens investor time horizons;
      o Reduction of uncertainty = Increased corporate confidence.

Each of these factors leads to an increase in the net present value of future profits which translates into higher stock prices. Over the last 100 years of stock market history, after each of the "Mega-Bear" markets (we have just experienced the 4th) share prices on average rise 24% for the following three years for a total of 73%.

The Fund is currently over-weighted in technology and consumer discretionary which are two areas that we believe will be major benefactors in the economic recovery ahead. We continue to have exposure to healthcare and have a number of companies that are in position to take advantage of the new tax structure as it relates to dividends.

Thank you for your continued support.

Respectfully,


/S/ DAVID P. COMO
David P. Como
Managing Director
Trainer Wortham & Company, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. TRAINER WORTHAM & COMPANY, INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM FIRST MUTUAL FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM FIRST MUTUAL FUND
ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham First Mutual Fund with the performance of the Standard & Poor's 500 Index. The values are as of June 30, for each of the last ten years. The values and returns for the Trainer Wortham First Mutual Fund and the Standard &Poor's 500 Index include reinvested dividends. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03
--------------------------------------------------------------------------------
                       1 YEAR                5 YEAR                10 YEAR
                      (8.19%)                (2.04%)                8.11%
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                            First Mutual Fund               S&P 500 Index
1992                                  $10,000                     $10,000
1993                                   11,217                      11,562
1994                                   10,778                      11,932
1995                                   13,477                      14,917
1996                                   20,097                      18,525
1997                                   21,639                      24,305
1998                                   27,135                      30,922
1999                                   38,947                      37,298
2000                                   49,268                      39,827
2001                                   33,621                      34,711
2002                                   26,658                      29,487
2003                                   21,817                      21,630

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Market indices are unmanaged and, unlike a mutual fund, their performance assumes no taxes, transaction costs, management fees or other expenses. An investor can not directly invest in an index.

TRAINER WORTHAM TOTAL RETURN BOND  FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

The fixed income markets again performed well in the second quarter of the year as rates continued to fall and investors drove rates to even lower lows. The Federal Reserve reduced short-term rates by 25 basis points at the end of the quarter and commercial banks around the country followed by lowering the Prime Rate to 4.00% from 4.25%. With concerns of deflation growing, all eyes are on economic statistics to determine whether or not the economy has in fact turned. One encouraging sign is that high yield bonds have rebounded nicely -- the Merrill Lynch High Yield Master Index was up 10% during the quarter and 17.9% year-to-date. In the past, improvements in the high yield market typically have coincided with and sometimes preceded economic recoveries. As we approach historic low yields on Treasuries, the big question becomes "Just how low can we go?"

One concern for the market is the fear that the Fed has exhausted all of its options and has no other tools left to stimulate the economy. With the unemployment rate rising, the economy could hit a soft patch and could move very quickly into recession and perhaps even a deflationary spiral. After all, there have been a dozen or more rate cuts in the past two and a half years and the economy is far from ebullient.

We at Trainer Wortham think this is in fact not the case, but rather believe the economy is in the process of rebounding. The stock market's 12% rally in the first half of the year might be a slightly overstated interpretation of this theory; however, there is no doubt that corporate America has made the turn. Earnings have stopped declining and, although far from robust, quarter-to-quarter comparisons are quite favorable. Airline bookings, hurt badly by the "perfect storm" of terrorism, the war in Iraq and SARS fears, have started to increase and a number of medical breakthroughs have restored drug companies to profitability. Interest-free financings might just have saved the major auto manufacturers. Not surprisingly, even a minor increase in demand is enough to stimulate earnings in a corporate world that is lean and mean as the result of severe cost cutting and staff reductions.

The decline in mortgage rates has kept the economy going more than any other single factor. The refinancing boom has continued to the point where many homeowners have refinanced their mortgages two and three times--each time reducing their monthly payments or taking cash out to finance other purchases. Prepayments have soared and, as a result, mortgage backed bond investors have received massive cash flows which they have partially reinvested in the Treasury market, driving rates even lower in a vicious circle.

All of this adds to the difficulty in finding attractive securities for our fixed income portfolios. Not only are absolute yields quite low, but corporate bond spreads are quite tight. Even moderately seasoned mortgage backed securities are prepaying at dizzying speeds. Callable agencies, which a few months ago offered a reasonable yield, are not that attractive anymore. At this point in the rate cycle, we are in unchartered territory. However, one thing is sure; the next move for interest rates has to be up as there is little room for them to fall further. At some point in the near future we will most likely shorten the durations on our bond portfolios and protect the principal from rising rates. With most economists in agreement on a strong third quarter rebound, we are watching the markets closely. In the meantime, with inflation in check, real rates of return in the bond market are still positive although they are not as attractive as they once were. We might just have to get used to living in a low rate environment for some time to come.

Sincerely,


/S/ JOHN D. KNOX
John D. Knox
President
Trainer Wortham & Company, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE U.S. GOVERNMENT GUARANTEES THE PAYMENT OF PRINCIPAL AND INTEREST ON U.S. TREASURY SECURITIES, WHILE THE PRINCIPAL AND INVESTMENT RETURN OF TRAINER WORTHAM FUNDS ARE NOT GUARANTEED AND WILL VARY OVER TIME. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. TRAINER WORTHAM & COMPANY, INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM TOTAL RETURN BOND FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM TOTAL RETURN BOND FUND
ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham Total Return Bond Fund with the performance of the Lehman Aggregate Index. The values and returns for the Trainer Wortham Total Return Bond Fund include reinvested dividends. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03
--------------------------------------------------------------------------------
              1 YEAR           5 YEAR          SINCE INCEPTION
               9.15%            6.15%              6.46%*
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                       Total Return Bond Fund      Lehman Aggregate Index
10/01/96                              $10,000                     $10,000
06/30/97                               10,490                      10,618
06/30/98                               11,312                      11,738
06/30/99                               11,628                      12,107
06/30/00                               12,013                      12,359
06/30/01                               13,207                      13,747
06/30/02                               13,970                      15,244
06/30/03                               15,247                      15,843


Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Market indices are unmanaged and, unlike a mutual fund, their performance assumes no taxes, transaction costs, management fees or other expenses. An investor can not directly invest in an index.

* Fund commenced operations October 1, 1996.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
FUND COMMENTARY
--------------------------------------------------------------------------------


Dear Current and Future Shareholders,

As always, we appreciate your interest and continued investment in our fund. Over the past three years, investors have experienced interesting times. Investing in convertibles has smoothed that ride and proved its value in a diversified portfolio as an equity surrogate, while reducing downside risk. Below is a summary of our current view of the economy and the financial markets.

ECONOMIC REVIEW
Divergence in the US economy continues, as businesses remain hesitant to spend while consumers are carrying the load. Durable goods orders unexpectedly dropped in May and business investment continues to be a drag on the economy. First quarter 2003 GDP numbers were lowered from 1.9% to 1.4% because of the drop in business investment. Consumer spending on the other hand was up 2% in the first quarter of 2003. One of the problems is that factory utilization rates remain low at 74.3%, compared to an average of 82.7% in the five-year period before the recession began. With so much unused capacity, business investment in plant and equipment will remain muted.

The current economic data remains mixed but future growth is anticipated to pick up to 3.5% in the second half of 2003. Unemployment remains high at 6.4%, deflationary concerns persist, and cutbacks in state and local government spending could be a drag on growth. But, the amount of liquidity put in to the system should stimulate the economy. Consumers and businesses have access to the lowest interest rates in decades and continued spread tightening has encouraged companies to restructure their balance sheets, and lower their cost of debt. Increases in the money supply should continue, as the Federal Reserve is committed to eliminating the threat of deflation. The Federal government has done its part by both increasing Federal government spending and passing the largest tax cut in years. Also, a lower dollar and more pro-growth policies in Europe and Japan should be beneficial.

With the war in Iraq behind us, and accounting scandals becoming fewer, it looks like we may be entering a more stable environment than we've experienced in the past year. Also, rising equity markets have historically been a leading indicator to an economic pickup.

MARKET OUTLOOK
We expect the stock market to be driven more by economic and company specific issues as opposed to geo-political news. Equity markets, although not cheap, look reasonably valued, given the low interest rate environment. The S&P 500 is at 19 times 2003 estimated earnings and 17.8 times 2004 estimates. Earnings growth is expected to pick up in the second half of the year and be up 12% in 2003. Although the equity markets are up significantly this quarter, we believe that we could see more upside if companies continue to post higher earnings.

Bond market yields look unsustainably low, but we don't anticipate a dramatic upward move in the near future, as the Federal Reserve is committed to keeping rates low. As the economy recovers, we would expect to see a pick up in government interest rates. Corporate rates should remain more stable, as spread tightening should continue with improved profitability.

The outlook for convertibles for the remainder of the year is favorable. The convertible market place is more balanced than it was at the beginning of the year, as equity prices have risen, and a flood of new issues has come to the convertible market. In second quarter of 2003, $39.5 billion and 110 new deals came to the convertible market, making it the largest new issue quarter ever. The new issues have offered lower interest rates and higher premiums than the new issue market has historically offered, but to compensate investors, companies have offered longer call protection and shorter maturities. We expect the new issue market to be active as companies use the convertible market to restructure their balance sheets and grow their businesses. For investors, the convertible asset class is especially attractive in the current market environment because of its low correlation to fixed income securities. Also, convertibles will capture a portion of the appreciation in equities, while collecting an attractive current income, and providing downside protection.


Sincerely,

/S/ ANDREA REVY O'CONNELL
Andrea Revy O'Connell
President and Chief Investment Officer
Froley, Revy Investment Co., Inc.

/S/ GEORGE A. FROLEY, III
George A. Froley, III
Chairman
Froley, Revy Investment Co., Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. FROLEY, REVY INVESTMENT CO., INC. IS THE INVESTMENT ADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND, FOR WHICH IT RECEIVES A FEE. TRAINER WORTHAM & COMPANY, INC. IS THE SUBADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND.


SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLICBANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the value of a $10,000 investment in the Class A Shares of the Froley, Revy Convertible Securities Fund (after reduction for the maximum sales load) with the performance of the CreditSuisse First Boston Convertible Securities Index, which is the Fund's primary benchmark index. The values and returns for the Froley, Revy Convertible Securities Fund include reinvested dividends, and the impact of the maximum sales charge placed on purchases. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03
--------------------------------------------------------------------------------
                           1 YEAR                SINCE INCEPTION
                            1.35%                    (4.31%)*
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                  Convertible Securities Fund             CS First Boston
08/28/00                               $9,597                     $10,000
06/30/01                                9,033                       8,564
06/30/02                                8,353                       7,499
06/30/03                                8,824                       8,658

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Market indices are unmanaged and, unlike a mutual fund, their performance assumes no taxes, transaction costs, management fees or other expenses. An investor can not directly invest in an index.

* Fund commenced operations August 28, 2000.

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                                                             MARKET
   SHARES                                                                                                     VALUE
   ------                                                                                                    -------
              COMMON STOCK - 98.26%
              CONSUMER DISCRETIONARY - 23.55%
    33,000    Amazon.com, Inc.* .........................................................................  $ 1,204,170
    25,000    Bed Bath & Beyond, Inc.* ..................................................................      970,250
    30,000    Best Buy Co., Inc.* .......................................................................    1,317,600
    40,000    Tiffany & Co. .............................................................................    1,307,200
    35,000    Williams-Sonoma, Inc.* ....................................................................    1,022,000
                                                                                                           -----------
                                                                                                             5,821,220
                                                                                                           -----------
              ENERGY - 4.36%
    30,000    Exxon Mobil Corp. .........................................................................    1,077,300
                                                                                                           -----------
              FINANCIAL - 5.14%
    55,000    Allied Capital Corp. ......................................................................    1,270,500
                                                                                                           -----------
              HEALTHCARE - 15.08%
    19,000    Amgen, Inc.* ..............................................................................    1,262,360
    12,500    Johnson & Johnson .........................................................................      646,250
    19,000    Medtronic, Inc. ...........................................................................      911,430
    15,000    Merck & Co., Inc. .........................................................................      908,250
                                                                                                           -----------
                                                                                                             3,728,290
                                                                                                           -----------
              INDUSTRIALS - 8.83%
    35,000    General Electric Company ..................................................................    1,003,800
    18,500    United Parcel Service, Inc., Class B ......................................................    1,178,450
                                                                                                           -----------
                                                                                                             2,182,250
                                                                                                           -----------
              INFORMATION TECHNOLOGY - 23.08%
    20,100    Electronic Arts, Inc.* ....................................................................    1,487,199
    15,500    Lexmark International, Inc.* ..............................................................    1,096,935
    45,000    Microsoft Corp. ...........................................................................    1,152,450
    26,000    QUALCOMM, Inc. ............................................................................      929,500
    75,000    VeriSign, Inc.* ...........................................................................    1,037,250
                                                                                                           -----------
                                                                                                             5,703,334
                                                                                                           -----------
              MEDIA / BROADCASTING - 9.63%
    27,850    Clear Channel Communications, Inc.* .......................................................    1,180,562
    27,500    Viacom, Inc., Class B* ....................................................................    1,200,650
                                                                                                           -----------
                                                                                                             2,381,212
                                                                                                           -----------
              SEMICONDUCTOR EQUIPMENT - 8.59%
    60,000    Applied Materials, Inc.* ..................................................................      951,600
    32,000    Novellus Systems, Inc.* ...................................................................    1,171,872
                                                                                                           -----------
                                                                                                             2,123,472
                                                                                                           -----------
                  TOTAL COMMON STOCK (COST $22,111,154) .................................................   24,287,578
                                                                                                           -----------
              SHORT TERM INVESTMENTS - 2.10%
   518,279    PNC Bank Money Market Fiduciary, 0.58% ....................................................      518,279
                                                                                                           -----------
                  TOTAL SHORT TERM INVESTMENTS (COST $518,279) ..........................................      518,279
                                                                                                           -----------
                  TOTAL INVESTMENTS (COST $22,629,433**) - 100.36% ......................................   24,805,857

                  LIABILITIES LESS OTHER ASSETS - (0.36%) ...............................................      (87,859)
                                                                                                           -----------
                  NET ASSETS - 100.00% ..................................................................  $24,717,998
                                                                                                           ===========
-----------------
     *  Non-income producing security.
    **  Cost for Federal income tax purposes is $22,629,433 and net unrealized depreciation consists of:
                  Gross unrealized appreciation .........................................................  $ 3,108,211
                  Gross unrealized depreciation .........................................................     (931,787)
                                                                                                           -----------
                      Net unrealized appreciation .......................................................  $ 2,176,424
                                                                                                           ===========

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                                                     VALUE
   ------                                                                                                    -------
              FIXED INCOME SECURITIES - 95.68%
              U.S. GOVERNMENT TREASURY  OBLIGATIONS - 17.20%
              U.S. TREASURY NOTES - 17.20%
$   750,000     3.500%, 11/15/06 ........................................................................  $   790,811
    750,000     5.500%, 02/15/08 ........................................................................      854,795
  1,000,000     7.250%, 08/15/22 ........................................................................    1,355,196
    500,000     6.125%, 08/15/29 ........................................................................      611,114
                                                                                                           -----------
                  TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (COST $3,197,337) ..........................    3,611,916
                                                                                                           -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.27%
              FEDERAL HOME LOAN BANK - 3.70%
    750,000     3.850%, 01/28/08 ........................................................................      776,037
                                                                                                           -----------
              FEDERAL HOME LOAN MORTGAGE AGENCY OBLIGATIONS - 26.01%
    500,000     4.500%, 07/23/07 ........................................................................      516,378
    500,000     3.650%, 10/15/07 ........................................................................      512,313
    500,000     3.250%, 02/25/08 ........................................................................      511,536
    500,000     4.250%, 01/30/09 ........................................................................      508,554
     78,219     6.500%, 10/01/11, Gold Pool #E65534 .....................................................       82,408
    457,554     4.000%, 02/15/17, Series #2581 HX .......................................................      466,528
      5,862     7.500%, 07/01/17, Pool #141248 ..........................................................        6,271
    982,620     4.000%, 11/15/17, Series #2601 GA .......................................................    1,002,689
     74,100    10.500%, 12/01/20, Gold Pool #A01632 .....................................................       85,623
    270,513     5.750%, 04/15/22, Series #2399 TP .......................................................      270,536
  1,000,000     4.000%, 03/15/26, Series #2589 GH .......................................................    1,018,990
     58,433     7.000%, 07/01/26, Gold Pool #D72664 .....................................................       61,456
     25,405     7.000%, 10/01/26, Gold Pool #C80442 .....................................................       26,719
    378,509     6.000%, 07/01/28, Gold Pool #G00943 .....................................................      393,100
                                                                                                           -----------
                                                                                                             5,463,101
                                                                                                           -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.25%
    143,205     6.000%, 05/01/13, Pool #421151 ..........................................................      149,904
     22,340    11.000%, 11/01/13, Pool #523853 ..........................................................       25,560
    183,500     5.500%, 01/01/14, Pool #479939 ..........................................................      191,599
    172,034     6.000%, 04/01/14, Pool #483994 ..........................................................      179,930
    137,261     6.500%, 02/01/16, Pool #572134 ..........................................................      144,844
    921,471     5.500%, 11/01/16, Pool #614506 ..........................................................      957,637
        770     7.500%, 04/01/17, Pool #41474 ...........................................................          823
    498,818     5.000%, 05/25/18, Series #2003-36 NM ....................................................      506,493
    150,707     9.500%, 12/15/20, Pool #100285 ..........................................................      172,587
    106,089     6.500%, 03/01/28, Pool #251568 ..........................................................      110,816
    269,253     6.500%, 04/01/29, Pool #252342 ..........................................................      281,165
    236,837     7.000%, 03/01/30, Pool #533853 ..........................................................      249,555
     20,128     7.500%, 06/01/30, Pool #538687 ..........................................................       21,392
                                                                                                           -----------
                                                                                                             2,992,305
                                                                                                           -----------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                                                     VALUE
   ------                                                                                                    -------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.31%
$   150,870     6.500%, 10/15/27, Pool #407955 ..........................................................  $   158,766
    178,003     6.500%, 08/15/28, Pool #458485 ..........................................................      187,244
    516,640     6.500%, 10/15/28, Pool #457825 ..........................................................      543,462
    214,271     7.000%, 08/15/29, Pool #506810 ..........................................................      226,544
                                                                                                           -----------
                                                                                                             1,116,016
                                                                                                           -----------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $10,089,267) ...........................   10,347,459
                                                                                                           -----------
              CORPORATE BONDS - 29.21%
    250,000   Hydro-Quebec, 6.720%, 03/16/05 ............................................................      271,720
    250,000   DaimlerChrysler NA Holdings, 7.750%, 06/15/05 .............................................      272,670
    400,000   Bear Stearns Co., Inc., 3.000%, 03/30/06 ..................................................      410,610
    400,000   WorldCom, Inc.,* 8.000%, 05/15/06 .........................................................      119,000
    500,000   Salomon Smith Barney Holdings, Inc., 7.125%, 10/01/06 .....................................      571,929
    100,000   Union Pacific Resources Corp., 7.000%, 10/15/06 ...........................................      113,217
    500,000   Time Warner, Inc., 8.180%, 08/15/07 .......................................................      586,758
    400,000   Bear Stearns Co., Inc., 4.000%, 01/31/08 ..................................................      418,852
    250,000   General Motors Acceptance Corp., 5.850%, 01/14/09 .........................................      252,916
    650,000   Sears Roebuck Acceptance Corp., 6.250%, 05/01/09 ..........................................      727,169
    500,000   Sprint Capital Corp., 6.375%, 05/01/09 ....................................................      547,686
    400,000   Goldman Sachs Group, Inc., 7.350%, 10/01/09 ...............................................      487,366
    250,000   Pacific Bell, 6.625%, 11/01/09 ............................................................      295,066
    250,000   Goldman Sachs Group, Inc., 6.875%, 01/15/11 ...............................................      295,431
    500,000   Alcoa, Inc., 6.500%, 06/01/11 .............................................................      582,996
    200,000   Empresa Nacional Electric, 7.875%, 02/01/27 ...............................................      180,622
                                                                                                           -----------
                  TOTAL CORPORATE BONDS (COST $5,864,100) ...............................................    6,134,008
                                                                                                           -----------
                  TOTAL FIXED INCOME SECURITIES (COST $19,150,704) ......................................   20,093,383
                                                                                                           -----------
   SHARES
  --------

              SHORT TERM INVESTMENTS - 5.90%
  1,239,172   PNC Bank Money Market Fiduciary, 0.58% ....................................................    1,239,172
                                                                                                           -----------
                  TOTAL SHORT TERM INVESTMENTS (COST $1,239,172) ........................................    1,239,172
                                                                                                           -----------
                  TOTAL INVESTMENTS (COST $20,389,876) - 101.58% ........................................   21,332,555

                  OTHER ASSETS LESS OTHER LIABILITIES - (1.58%) .........................................     (331,559)
                                                                                                           -----------
                  NET ASSETS - 100.00% ..................................................................  $21,000,996
                                                                                                           ===========
---------------------
     * Non-income  producing  security - issuer filed for  protection  under the
       Federal  Bankruptcy  Code.
    ** Cost for  Federal income  tax purpose  is  $20,389,876 and net unrealized appreciation consists of:
                  Gross unrealized appreciation .........................................................  $ 1,261,127
                  Gross unrealized depreciation .........................................................     (318,448)
                                                                                                           -----------
                      Net unrealized appreciation .......................................................  $   942,679
                                                                                                           ===========

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                                                     VALUE
   ------                                                                                                    -------
              CONVERTIBLE BONDS - 75.64%
              CONSUMER DISCRETIONARY - 17.33%
   $175,000   Barnes & Noble, Inc., 5.250%, 03/15/09 ....................................................  $   175,219
     45,000   Best Buy Company, Inc., 2.250%, 01/15/22 ..................................................       46,575
    200,000   Best Buy Company, Inc. 144A, 2.250%, 01/15/22 .............................................      207,000
    100,000   Brinker International, Inc., 0.000%, 10/10/21 .............................................       70,875
    155,000   Brinker International, Inc. 144A, 0.000%, 10/10/21 ........................................      109,856
    185,000   Carnival Corporation, 2.000%, 04/15/21 ....................................................      205,350
    365,000   CBRL Group, Inc., 0.000%, 04/03/32 ........................................................      182,044
    175,000   Cendant Corporation 144A, 3.875%, 11/27/11 ................................................      185,062
    110,000   Gap, Inc. 144A, 5.750%, 03/15/09 ..........................................................      147,812
     35,000   Guitar Center, Inc., 4.000%, 07/15/13 .....................................................       38,369
    210,000   K2 Corporation 144A, 5.000%, 06/15/10 .....................................................      238,088
    250,000   Lowe's Companies, Inc., 0.861%, 10/19/21 ..................................................      242,500
    145,000   Penney, JC Company, Inc., 5.000%, 10/15/08 ................................................      141,194
    105,000   Reebok International Ltd., 4.250%, 03/01/21 ...............................................      112,875
    125,000   Sonic Automotive, Inc., 5.250%, 05/07/09 ..................................................      119,375
    200,000   TJX Companies, Inc., 0.000%, 02/13/21 .....................................................      154,750
     85,000   Venator Group, 5.500%, 06/01/08 ...........................................................       92,756
    140,000   WMS Industries, Inc. 144A, 2.750%, 07/15/10 ...............................................      141,225
                                                                                                           -----------
                                                                                                             2,610,925
                                                                                                           -----------
              CONSUMER STAPLES - 2.88%
    400,000   General Mills, Inc. 144A, 0.000%, 10/28/22 ................................................      283,500
    115,000   Performance Food Group Company, 5.500%, 10/16/08 ..........................................      150,794
                                                                                                           -----------
                                                                                                               434,294
                                                                                                           -----------
              ENERGY - 2.29%
    150,000   Diamond Offshore Drilling, Inc., 1.500%, 04/15/31 .........................................      140,437
    205,000   McMoRan Exploration Company 144A, 6.000%, 07/02/08 ........................................      204,744
                                                                                                           -----------
                                                                                                               345,181
                                                                                                           -----------
              FINANCIAL - 4.24%
     55,000   LNR Property Corporation 144A, 5.500%, 03/01/23 ...........................................       62,356
    225,000   PMI Group, Inc., 2.500%, 07/15/21 .........................................................      229,500
    225,000   Radian Group, Inc. 144A, 2.250%, 01/01/22 .................................................      224,719
    130,000   Swiss Re America Holding Corporation 144A, 3.250%, 11/21/21 ...............................      122,037
                                                                                                           -----------
                                                                                                               638,612
                                                                                                           -----------
              HEALTHCARE - 18.94%
     85,000   AmerisourceBergen Corporation, 5.000%, 12/01/07 ...........................................      121,762
     35,000   AmerisourceBergen Corporation 144A, 5.000%, 12/01/07 ......................................       50,137
    375,000   Amgen, Inc., 0.000%, 03/01/32 .............................................................      294,375
    175,000   Apogent Technologies, Inc. 144A, 2.250%, 10/15/21 .........................................      175,219
    150,000   Aviron, 5.250%, 02/01/08 ..................................................................      155,812
     50,000   Celgene Corporation 144A, 1.750%, 06/01/08 ................................................       47,750
    240,000   Cephalon, Inc., 2.500%, 12/15/06 ..........................................................      221,100
     95,000   Connetics Corporation 144A, 2.250%, 05/30/08 ..............................................       90,250
     45,000   Corixa Corporation 144A, 4.250%, 07/01/08 .................................................       48,375
    200,000   Genzyme Corporation, 3.000%, 05/15/21 .....................................................      199,500

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                                                     VALUE
   ------                                                                                                    -------
              HEALTHCARE (CONTINUED)
   $ 90,000   Gilead Sciences, Inc. 144A, 2.000%, 12/15/07 ..............................................  $   119,475
     80,000   Inhale Therapeutic Systems, Inc., 3.500%, 10/17/07 ........................................       62,400
    255,000   Invitrogen, Inc., 2.250%, 12/15/06 ........................................................      235,875
     70,000   KV Pharmaceutical Company 144A, 2.500%, 05/16/33 ..........................................       73,150
    175,000   Medtronic, Inc. 144A, 1.250%, 09/15/21 ....................................................      181,563
    160,000   Quest Diagnostic, Inc., 1.750%, 11/30/21 ..................................................      164,400
    285,000   Roche Holdings, Inc. 144A, 0.000%, 01/19/15 ...............................................      219,806
     80,000   Teva Pharmaceutical Finance BV 144A, 0.375%, 11/15/22 .....................................      112,200
     30,000   Teva Pharmaceutical Finance LLC, 1.500%, 10/15/05 .........................................       40,350
    175,000   Teva Pharmaceutical Finance NV 144A, 0.750%, 08/15/21 .....................................      240,188
                                                                                                           -----------
                                                                                                             2,853,687
                                                                                                           -----------
              INDUSTRIALS - 5.86%
    200,000   Briggs & Stratton Corporation 144A, 5.000%, 05/15/06 ......................................      229,500
    190,000   Checkpoint Systems, Inc., 5.250%, 11/01/05 ................................................      192,375
     25,000   Flir Systems, Inc. 144A, 3.000%, 06/01/23 .................................................       25,375
    145,000   Tyco International Group SA 144A, 2.750%, 01/15/18 ........................................      156,238
    140,000   Tyco International Group SA 144A, 3.125%, 01/15/23 ........................................      153,300
     65,000   Waste Connections, Inc., 5.500%, 04/15/06 .................................................       71,175
     55,000   Waste Connections, Inc. 144A, 1.810%, 05/01/22 ............................................       54,725
                                                                                                           -----------
                                                                                                               882,688
                                                                                                           -----------
              MEDIA / BROADCASTING - 3.27%
    240,000   Liberty Media Corporation, 3.250%, 03/15/31 ...............................................      249,600
    165,000   Mediacom Communications Corporation, 5.250%, 07/01/06 .....................................      155,925
     85,000   Sinclair Broadcast Group, Inc. 144A, 4.875%, 07/15/18 .....................................       86,700
                                                                                                           -----------
                                                                                                               492,225
                                                                                                           -----------
              TECHNOLOGY & COMPUTER - 16.34%
    115,000   Acxiom Corporation 144A, 3.750%, 02/15/09 .................................................      128,369
    240,000   Agilent Technologies, Inc., 3.000%, 12/01/21 ..............................................      233,400
    100,000   Brocade Communications Systems, Inc., 2.000%, 01/01/07 ....................................       82,250
    100,000   Brocade Communications Systems, Inc. 144A, 2.000%, 01/01/07 ...............................       82,250
    195,000   Comverse Technology, Inc. 144A, 0.000%, 05/15/23 ..........................................      209,137
    155,000   Cypress Semiconductor Corporation 144A, 1.250%, 06/15/08 ..................................      161,394
    210,000   FEI Company, 5.500%, 08/15/08 .............................................................      208,687
     95,000   First Data Corporation, 2.000%, 03/01/08 ..................................................      105,925
    195,000   General Semiconductor, Inc., 5.750%, 12/15/06 .............................................      197,437
    295,000   International Rectifier Corporation, 4.250%, 07/15/07 .....................................      287,256
     95,000   Maxtor Corporation 144A, 6.800%, 04/30/10 .................................................      109,250
    110,000   Micron Technology, Inc. 144A, 2.500%, 02/01/10 ............................................      131,313
     75,000   MSC Software Corporation 144A, 2.500%, 05/05/08 ...........................................       80,625
    200,000   Nortel Networks Corporation, 4.250%, 09/01/08 .............................................      168,500
     65,000   Photronics, Inc., 4.750%, 12/15/06 ........................................................       62,969
     35,000   Photronics, Inc. 144A, 2.250%, 04/15/08 ...................................................       45,675
    175,000   Tekelec, Inc., 3.250%, 11/02/04 ...........................................................      167,344
                                                                                                           -----------
                                                                                                             2,461,781
                                                                                                           -----------
              TELECOMMUNICATIONS - 1.63%
     50,000   Arris Group, Inc. 144A, 4.500%, 03/15/08 ..................................................       63,125
    175,000   Nextel Communications, Inc., 6.000%, 06/01/11 .............................................      183,094
                                                                                                           -----------
                                                                                                               246,219
                                                                                                           -----------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                                                     VALUE
   ------                                                                                                    -------
              TRANSPORTATION - 2.01%
   $150,000   Delta Air Lines, Inc. 144A, 8.000%, 06/03/23 ..............................................  $   147,750
     20,000   Northwest Airlines Corporation 144A, 6.625%, 05/15/23 .....................................       20,725
    135,000   United Parcel Service, Inc., 1.750%, 09/27/07 .............................................      135,338
                                                                                                           -----------
                                                                                                               303,813
                                                                                                           -----------
              UTILITIES - 0.85%
    185,000   Mirant Corporation, 2.500%, 06/15/21 ......................................................      128,806
                                                                                                           -----------
                  TOTAL CONVERTIBLE BONDS (COST $10,688,638) ............................................   11,398,231
                                                                                                           -----------
    SHARES
   --------

              CONVERTIBLE PREFERRED STOCKS - 19.27%
              CONSUMER DISCRETIONARY - 3.30%
      2,275   General Motors Corporation Class A, 4.500% ................................................       55,624
      4,675   General Motors Corporation Class B, 5.250% ................................................      104,720
      9,600   Goldman Sachs Group, Inc. Class RCL, 11.125% ..............................................      173,914
      4,175   Toys "R" Us, Inc., 6.250% .................................................................      162,407
                                                                                                           -----------
                                                                                                               496,665
                                                                                                           -----------
              ENERGY - 1.47%
      4,450   Unocal Corporation, 6.250% ................................................................      221,944
                                                                                                           -----------
              FINANCIAL - 5.99%
      5,325   Citigroup Global Markets Holdings, Inc., 2.000% ...........................................      178,387
      6,825   Gabelli Asset Management, Inc., 6.950% ....................................................      164,209
      1,650   Platinum Underwriters Holdings, Ltd., 7.000% ..............................................       48,263
        600   State Street Corporation, 6.750% ..........................................................      124,236
      6,500   Travelers Property Casualty Corporation, 4.500% ...........................................      156,000
      3,950   Washington Mutual Capital Trust I, 5.375% .................................................      232,063
                                                                                                           -----------
                                                                                                               903,158
                                                                                                           -----------
              HEALTHCARE - 0.59%
        950   Anthem, Inc., 6.000% ......................................................................       88,901
                                                                                                           -----------
              INDUSTRIALS - 2.11%
      1,625   Allied Waste Industries, Inc., 6.250% .....................................................       95,387
      1,650   Northrop Grumman Corporation, 7.250% ......................................................      199,650
        225   Northrop Grumman Corporation Class B, 7.000% ..............................................       22,894
                                                                                                           -----------
                                                                                                               317,931
                                                                                                           -----------
              MEDIA / BROADCASTING - 3.31%
      6,825   Goldman Sachs Group, Inc. Class CMCS, 12.000% .............................................      183,702
      7,000   Sinclair Broadcast Group, Inc. Class D, 6.000% ............................................      315,000
                                                                                                           -----------
                                                                                                               498,702
                                                                                                           -----------
              TECHNOLOGY & COMPUTER - 0.78%
     14,500   Lucent Technologies Capital Trust I, Inc., 7.750% .........................................      116,889
                                                                                                           -----------
              UTILITIES - 1.72%
      3,250   Ameren Corporation, 9.750% ................................................................       92,365
      2,750   DTE Energy Company, 8.750% ................................................................       72,297
      1,650   FPL Group, Inc., 8.000% ...................................................................       95,205
                                                                                                           -----------
                                                                                                               259,867
                                                                                                           -----------
                  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,664,178) ..................................    2,904,057
                                                                                                           -----------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                                                             MARKET
   SHARES                                                                                                     VALUE
   ------                                                                                                    -------
              COMMON STOCK - 5.67%
              CONSUMER DISCRETIONARY - 1.31%
     10,000   Walt Disney Company .......................................................................  $   197,500
                                                                                                           -----------
              ENERGY - 0.92%
     12,400   McMoRan Exploration Company ...............................................................      138,136
                                                                                                           -----------
              HEALTHCARE - 2.46%
      6,900   MedImmune, Inc. ...........................................................................      250,953
      6,600   Sepracor, Inc. ............................................................................      118,998
                                                                                                           -----------
                                                                                                               369,951
                                                                                                           -----------
              MEDIA - 0.98%
      9,200   AOL Time Warner, Inc. .....................................................................      148,028
                                                                                                           -----------
                  TOTAL COMMON STOCK (COST $795,048) ....................................................      853,615
                                                                                                           -----------

              WARRANTS - 0.12%
              TECHNOLOGY - 0.12%
     13,081   Micron Technology, Inc. 144A ..............................................................       18,313
                                                                                                           -----------
                  TOTAL WARRANTS (COST $224,993) ........................................................       18,313
                                                                                                           -----------

              SHORT TERM INVESTMENTS - 1.19%
     89,757   Blackrock Provident Institutional Tempfund, 1.07% .........................................       89,757
     89,757   PNC Bank Money Market Fiduciary, 1.07% ....................................................       89,757
                                                                                                           -----------
                  TOTAL SHORT TERM INVESTMENTS (COST $179,514) ..........................................      179,514
                                                                                                           -----------
                  TOTAL INVESTMENTS (COST $14,552,371) - 101.89% ........................................   15,353,730

                  LIABILITIES LESS OTHER ASSETS - (1.89%) ...............................................     (281,413)
                                                                                                           -----------
                  NET ASSETS - 100.00% ..................................................................  $15,072,317
                                                                                                           ===========
---------------------------
  144A  Private placement  securities issued under Rule 144A are exempt from the registration requirements of the Securities Act of 1933.
    **  Cost for Federal income tax purposes is $14,552,371 and net unrealized depreciation consists of:
                  Gross unrealized appreciation .........................................................  $ 1,231,737
                  Gross unrealized depreciation .........................................................     (430,378)
                                                                                                           -----------
                      Net unrealized appreciation .......................................................  $   801,359
                                                                                                           ===========

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                              FIRST            TOTAL       CONVERTIBLE
                                                                              MUTUAL          RETURN       SECURITIES
                                                                               FUND          BOND FUND        FUND
                                                                            -----------     -----------    -----------
ASSETS
   Investments in securities at market value
     (identified cost $22,629,433
     $20,389,876 and $14,552,371, respectively) ........................... $24,805,857     $21,332,555    $15,353,730
   Receivables:
     Dividends and interest ...............................................      14,316         219,069         80,542
     Investment securities sold ...........................................          --              --        118,317
     Beneficial interest shares sold ......................................       1,110              --             --
   Other assets ...........................................................       1,749           1,647          1,763
                                                                            -----------     -----------    -----------
     TOTAL ASSETS .........................................................  24,823,032      21,553,271     15,554,352
                                                                            -----------     -----------    -----------
LIABILITIES
   Payables:
     Investment securities purchased ......................................          --         514,138        212,747
     Beneficial interest shares redeemed ..................................       1,397              --        238,545
     Advisory fee .........................................................      15,445           1,716          4,181
   Accrued expenses .......................................................      88,192          36,421         26,562
                                                                            -----------     -----------    -----------
     TOTAL LIABILITIES ....................................................     105,034         552,275        482,035
                                                                            -----------     -----------    -----------
NET ASSETS
   (applicable to outstanding shares of 3,020,257, 2,006,705
     and 1,811,842 respectively; unlimited shares of
     $0.001 par value authorized) ......................................... $24,717,998     $21,000,996    $15,072,317
                                                                            ===========     ===========    ===========
   Net asset value, offering and redemption price per share ............... $      8.18     $     10.47    $      8.32*
                                                                            ===========     ===========    ===========
SOURCE OF NET ASSETS
   Paid-in capital ........................................................ $31,028,286     $20,040,172    $15,675,306
   Undistributed net investment income ....................................          --           8,215        167,639
   Accumulated net realized gain (loss) on investments ....................  (8,486,712)          9,930     (1,571,987)
   Net unrealized appreciation (depreciation) of investments ..............   2,176,424         942,679        801,359
                                                                            -----------     -----------    -----------
     NET ASSETS ........................................................... $24,717,998     $21,000,996    $15,072,317
                                                                            ===========     ===========    ===========

------------------
*Offering price per Class A Share ($8.32/0.96=$8.67)

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                              FIRST           TOTAL        CONVERTIBLE
                                                                              MUTUAL         RETURN        SECURITIES
                                                                               FUND         BOND FUND         FUND
                                                                           -----------     -----------     -----------
INVESTMENT INCOME
   Dividends .........................................................     $   279,992      $       --      $  169,309
   Interest ..........................................................           6,958       1,180,644         394,331
                                                                           -----------      ----------      ----------
     TOTAL INCOME ....................................................         286,950       1,180,644         563,640
                                                                           -----------      ----------      ----------
EXPENSES
   Advisory fees (Note 4) ............................................         185,519          97,143          93,915
   Transfer agent fees ...............................................          94,000          32,600          30,740
   Administrator expense .............................................          50,400          32,500          21,562
   Distribution Expense (Note 4) .....................................              --              --          18,129
   Trustees' fees and expenses .......................................          38,500          25,400          17,000
   Bookkeeping and pricing ...........................................          32,000          35,000          33,970
   Legal expenses ....................................................          30,000          17,300          11,000
   Registration expense ..............................................          20,616          19,607           8,965
   Independent accountants ...........................................          15,000           8,700           9,975
   Reports to shareholders ...........................................          10,500           9,000           9,000
   Custodian fees ....................................................           7,050           6,440          13,200
   Insurance expense .................................................           5,054           5,197           5,249
   Other .............................................................           1,800             500             500
                                                                           -----------      ----------      ----------
TOTAL EXPENSES .......................................................         490,439         289,387         273,205
   Expenses waived and reimbursed (Note 4) ...........................              --         (73,514)        (47,810)
                                                                           -----------      ----------      ----------
   NET EXPENSES ......................................................         490,439         215,873         225,395
                                                                           -----------      ----------      ----------
   NET INVESTMENT INCOME (LOSS) ......................................        (203,489)        964,771         338,245
                                                                           -----------      ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) from security transactions ...............      (2,566,574)         18,451        (671,942)
   Net change in unrealized appreciation (depreciation) of investments        (191,208)        887,613       1,052,832
                                                                           -----------      ----------      ----------
   Net realized and unrealized gain (loss) on investments ............      (2,757,782)        906,064         380,890
                                                                           -----------      ----------      ----------
   Net increase (decrease) in net assets resulting from operations ...     $(2,961,271)     $1,870,835      $  719,135
                                                                           ===========      ==========      ==========

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED JUNE 30, 2003
                                                                   -------------------------------------------------
                                                                      FIRST              TOTAL          CONVERTIBLE
                                                                      MUTUAL            RETURN          SECURITIES
                                                                       FUND            BOND FUND           FUND
                                                                   ------------      ------------      ------------
OPERATIONS
   Net investment income (loss) ..............................     $   (203,489)     $    964,771      $    338,245
   Net realized gain (loss) on investments ...................       (2,566,574)           18,451          (671,942)
   Net change in unrealized appreciation (depreciation)
     of investments ..........................................         (191,208)          887,613         1,052,832
                                                                   ------------      ------------      ------------
   Net increase (decrease) in net assets resulting
     from operations .........................................       (2,961,271)        1,870,835           719,135
                                                                   ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income ..................               --          (970,318)         (311,188)
   Distributions from realized short-term gains on investments               --           (35,231)               --
   Distributions from realized long-term gains on investments                --                --                --
                                                                   ------------      ------------      ------------
     Total distributions .....................................               --        (1,005,549)         (311,188)
                                                                   ------------      ------------      ------------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold ..................................        1,005,124           798,065           363,669
   Receipt from shares issued on reinvestment of distributions               --           908,729           297,135
   Shares redeemed ...........................................       (4,836,800)       (4,627,580)       (2,833,360)
                                                                   ------------      ------------      ------------
   Net increase (decrease) in net assets resulting
     from beneficial transactions (a) ........................       (3,831,676)       (2,920,786)       (2,172,556)
                                                                   ------------      ------------      ------------
     Total increase (decrease) in net assets .................       (6,792,947)       (2,055,500)       (1,764,609)
                                                                   ------------      ------------      ------------
NET ASSETS
   Beginning of year .........................................       31,510,945        23,056,496        16,836,926
                                                                   ------------      ------------      ------------
   End of year ...............................................     $ 24,717,998      $ 21,000,996      $ 15,072,317
                                                                   ============      ============      ============
   (a) Transactions in shares of beneficial interest were:
       Shares sold ...........................................          129,865            77,806            46,902
       Shares issued on reinvestment of distributions ........               --            88,649            38,690
       Shares redeemed .......................................         (647,816)         (452,210)         (369,128)
                                                                   ------------      ------------      ------------
       Net increase (decrease) ...............................         (517,951)         (285,755)         (283,536)
       Beginning balance .....................................        3,538,208         2,292,460         2,095,378
                                                                   ------------      ------------      ------------
       Ending balance ........................................        3,020,257         2,006,705         1,811,842
                                                                   ============      ============      ============

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              FOR YEAR ENDED JUNE 30, 2002
                                                                   ------------------------------------------------
                                                                      FIRST             TOTAL          CONVERTIBLE
                                                                      MUTUAL           RETURN           SECURITIES
                                                                       FUND           BOND FUND           FUND
                                                                   ------------      ------------      ------------
OPERATIONS
   Net investment income (loss) ..............................     $   (252,015)     $  1,308,990      $    411,894
   Net realized gain (loss) on investments ...................       (5,752,513)          153,011          (870,376)
   Net change in unrealized appreciation (depreciation)
     of investments ..........................................       (3,057,995)           36,086          (738,650)
                                                                   ------------      ------------      ------------
   Net increase (decrease) in net assets resulting
     from operations .........................................       (9,062,523)        1,498,087        (1,197,132)
                                                                   ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income ..................               --        (1,315,660)         (423,249)
   Distributions from realized short-term gains on investments               --           (81,995)               --
   Distributions from realized long-term gains on investments          (937,011)         (142,548)          (62,519)
                                                                   ------------      ------------      ------------
     Total distributions .....................................         (937,011)       (1,540,203)         (485,768)
                                                                   ------------      ------------      ------------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold ..................................       11,691,371         2,571,992         6,013,583
   Receipt from shares issued on reinvestment of distributions          890,558         1,335,509           461,938
   Shares redeemed ...........................................      (17,608,211)       (8,702,020)       (2,685,824)
                                                                   ------------      ------------      ------------
   Net increase (decrease) in net assets resulting
     from beneficial transactions (a) ........................       (5,026,282)       (4,794,519)        3,789,697
                                                                   ------------      ------------      ------------
     Total increase (decrease) in net assets .................      (15,025,816)       (4,836,635)        2,106,797
NET ASSETS
   Beginning of year .........................................       46,536,761        27,893,131        14,730,129
                                                                   ------------      ------------      ------------
   End of year ...............................................     $ 31,510,945      $ 23,056,496      $ 16,836,926
                                                                   ============      ============      ============
   (a) Transactions in shares of beneficial interest were:
       Shares sold ...........................................        1,172,849           253,284           723,067
       Shares issued on reinvestment of distributions ........           90,688           131,573            55,790
       Shares redeemed .......................................       (1,764,405)         (847,125)         (324,330)
                                                                   ------------      ------------      ------------
       Net increase (decrease) ...............................         (500,868)         (462,268)          454,527
       Beginning balance .....................................        4,039,076         2,754,728         1,640,851
                                                                   ------------      ------------      ------------
       Ending balance ........................................        3,538,208         2,292,460         2,095,378
                                                                   ============      ============      ============

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                                 FIRST MUTUAL FUND
                                                                ---------------------------------------------------------
                                                                               YEARS ENDED JUNE 30,
                                                                ---------------------------------------------------------
                                                                 2003         2002        2001         2000        1999
                                                                -------      -------     -------      -------     -------
NET ASSET VALUE, BEGINNING OF YEAR ............................ $  8.91      $ 11.52     $ 20.05      $ 16.54     $ 12.47
                                                                -------      -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS 1
   -----------------------------------
   Net investment loss ........................................   (0.06)       (0.07)      (0.14)       (0.22)      (0.14)
   Net gain (loss) on securities (both realized
     and unrealized) ..........................................   (0.67)       (2.29)      (6.04)        4.58        5.35
                                                                -------      -------     -------      -------     -------
   Total from investment operations ...........................   (0.73)       (2.36)      (6.18)        4.36        5.21
                                                                -------      -------     -------      -------     -------
   LESS DISTRIBUTIONS 1
   --------------------
   Distributions from capital gains ...........................      --        (0.25)      (2.35)       (0.85)      (1.14)
                                                                -------      -------     -------      -------     -------
   Total distributions ........................................      --        (0.25)      (2.35)       (0.85)      (1.14)
                                                                -------      -------     -------      -------     -------
NET ASSET VALUE, END OF YEAR .................................. $  8.18      $  8.91     $ 11.52      $ 20.05     $ 16.54
                                                                =======      =======     =======      =======     =======
TOTAL RETURN ..................................................   (8.19%)     (20.71%)    (31.76%)      26.50%      43.53%
RATIOS/SUPPLEMENTAL DATA
------------------------
   Net assets, end of year (in 000's) ......................... $24,718      $31,511     $46,537      $71,297     $54,769
   Ratios of expenses to average net assets ...................    1.98%        1.67%       1.52%        1.59%       1.64%
   Ratios of net investment loss to average net assets ........   (0.82%)      (0.67%)     (0.98%)      (1.23%)     (1.02%)
   Portfolio turnover rate ....................................      65%          76%         51%          36%         56%

----------------------------
1 Per share data is calculated using the average daily shares outstanding method. Prior data was calculated using year-end shares outstanding.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                                 TOTAL RETURN BOND FUND
                                                                ---------------------------------------------------------
                                                                                  YEARS ENDED JUNE 30,
                                                                ---------------------------------------------------------
                                                                 2003         2002        2001         2000        1999
                                                                -------      -------     -------      -------     -------
NET ASSET VALUE, BEGINNING OF YEAR ............................ $ 10.06      $ 10.13     $  9.71      $  9.96     $ 10.25
                                                                -------      -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS 1
   -----------------------------------
   Net investment income ......................................    0.46         0.56        0.52         0.52        0.47
   Net gain (loss) on securities (both realized
     and unrealized) ..........................................    0.44         0.01        0.43        (0.20)      (0.18)
                                                                -------      -------     -------      -------     -------
   Total from investment operations ...........................    0.90         0.57        0.95         0.32        0.29
                                                                -------      -------     -------      -------     -------
   LESS DISTRIBUTIONS 1
   --------------------
   Dividends from net investment income .......................   (0.47)       (0.55)      (0.53)       (0.52)      (0.47)
   Distributions from capital gains ...........................   (0.02)       (0.09)      --           (0.05)      (0.11)
                                                                -------      -------     -------      -------     -------
   Total distributions ........................................   (0.49)       (0.64)      (0.53)       (0.57)      (0.58)
                                                                -------      -------     -------      -------     -------
NET ASSET VALUE, END OF YEAR .................................. $ 10.47      $ 10.06     $ 10.13      $  9.71     $  9.96
                                                                =======      =======     =======      =======     =======
TOTAL RETURN ..................................................    9.15%        5.78%       9.94%        3.31%       2.80%
RATIOS/SUPPLEMENTAL DATA
------------------------
   Net assets, end of year (in 000's) ......................... $21,001      $23,056     $27,893      $19,332     $16,926
   Ratios of expenses to average net assets
     before reimbursement of expenses by Advisor ..............    1.34%        1.25%       1.10%        1.38%       1.46%
     after reimbursement of expenses by Advisor ...............    1.00%        1.00%       0.99%        0.98%       1.20%
   Ratios of net investment income to average net assets
     before reimbursement of expenses by Advisor ..............    4.13%        4.92%       5.23%        4.89%       4.55%
     after reimbursement of expenses by Advisor ...............    4.47%        5.17%       5.34%        5.29%       4.81%
   Portfolio turnover rate ....................................      41%          26%         57%          16%         57%

-------------------
1 Per share data is calculated using the average daily shares outstanding method.Prior data was calculated using year-end shares outstanding.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a Class A Share of beneficial interest outstanding throughout each period presented.

                                                                                 CONVERTIBLE SECURITIES FUND
                                                                      --------------------------------------------------
                                                                          YEAR              YEAR             PERIOD
                                                                          ENDED             ENDED             ENDED
                                                                      JUNE 30, 2003     JUNE 30, 2002    JUNE 30, 2001 1
                                                                      -------------     -------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .................................   $  8.04           $  8.98           $ 10.00
                                                                         -------           -------           -------
   INCOME FROM INVESTMENT OPERATIONS 2
   -----------------------------------
   Net investment income .............................................      0.18              0.21              0.21
   Net gain (loss) on securities
     (both realized and unrealized) ..................................      0.26             (0.88)            (0.80)
                                                                         -------           -------           -------
   Total from investment operations ..................................      0.44             (0.67)            (0.59)
                                                                         -------           -------           -------
   LESS DISTRIBUTIONS 2
   --------------------
   Dividends from net investment income ..............................     (0.16)            (0.24)            (0.13)
   Distributions from capital gains ..................................        --             (0.03)            (0.30)
                                                                         -------           -------           -------
   Total distributions ...............................................     (0.16)            (0.27)            (0.43)
                                                                         -------           -------           -------
NET ASSET VALUE, END OF PERIOD .......................................   $  8.32           $  8.04           $  8.98
                                                                         =======           =======           =======
TOTAL RETURN (does not reflect sales load) ...........................      5.64%            (7.53%)           (5.88%)+
RATIOS/SUPPLEMENTAL DATA
------------------------
   Net assets, end of period (in 000's) ..............................   $15,072           $16,837           $14,730
   Ratios of expenses to average net assets
     before reimbursement of expenses by Advisor .....................      1.82%             1.78%             1.95%*
     after reimbursement of expenses by Advisor ......................      1.50%             1.50%             1.50%*
   Ratios of net investment income to average net assets
     before reimbursement of expenses by Advisor .....................      1.93%             2.44%             2.30%*
     after reimbursement of expenses by Advisor ......................      2.25%             2.72%             2.75%*
   Portfolio turnover rate ...........................................        87%              101%              159%+

----------------------------
1 The Convertible Securities Fund commenced operations on August 28, 2000.
2 Per share  data is  calculated  using the  average  daily  shares  outstanding method. Prior data was calculated using year-end shares outstanding.
* Annualized.
+ Since inception, not annualized.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. The Trust operates as a series company and presently offers three series: Trainer Wortham First Mutual Fund ("First Mutual Fund"), Trainer Wortham Total Return Bond Fund ("Total
Return Bond Fund") and Froley, Revy Convertible Securities Fund ("Convertible Securities Fund") (collectively referred to as the "Funds"). First Mutual Fund and Total Return Bond Fund offer one class of shares. The Convertible Securities Fund offers two classes of shares. Class A Shares commenced operation on August 28, 2000, and Class B Shares have not commenced operation as of June 30, 2003. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The First Mutual Fund seeks capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest.

The Total Return Bond Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk-adjusted returns.

The Convertible Securities Fund seeks to provide total return through the combination of current income and long-term capital appreciation. The Fund invests primarily in convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics.

Due to the inherent risk in any investment program, the Funds cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Equity Securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value.

Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at their fair market value as determined in good faith under procedures established by the Board of Trustees.

Debt securities (including convertible debt) having a maturity greater than 60 days for which market quotations are readily available will be valued at the latest bid price for the Froley, Revy Convertible Securities Fund and the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price.

Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2003
--------------------------------------------------------------------------------

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Funds' net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share for the First Mutual Fund and the Total Return Bond Fund. For the Convertible Securities Fund, Class A shares are purchased at the offering price per share which includes a 4% front end sales charge.

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its shareholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.


NOTE 2 - DISTRIBUTIONS TO SHAREHOLDERS
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of dividends and distributions paid during the year ended June 30, 2003 and the year ended June 30, 2002 were as follows:

                                                   FIRST MUTUAL FUND
                                            YEAR ENDED             YEAR ENDED
                                           JUNE 30, 2003          JUNE 30, 2002
                                           -------------          -------------
Distributions paid from:
   Long-term capital gain ................  $       --              $  937,011
                                            ----------              ----------
Total Distribution .......................  $       --              $  937,011
                                            ==========              ==========

                                                TOTAL RETURN BOND FUND
                                            YEAR ENDED             YEAR ENDED
                                           JUNE 30, 2003          JUNE 30, 2002
                                           -------------          -------------
Distributions paid from:
   Ordinary income .......................  $  970,318              $1,315,660
   Short-term capital gain ...............      35,231                  81,995
   Long-term capital gain ................          --                 142,548
                                            ----------              ----------
Total Distribution .......................  $1,005,549              $1,540,203
                                            ==========              ==========

                                              CONVERTIBLE SECURITIES FUND
                                            YEAR ENDED             YEAR ENDED
                                           JUNE 30, 2003          JUNE 30, 2002
                                           -------------          -------------
Distributions paid from:
   Ordinary income .......................  $  311,188              $  423,249
   Long-term capital gain ................          --                  62,519
                                            ----------              ----------
Total Distribution .......................  $  311,188              $  485,768
                                            ==========              ==========

There  were  no  long-term   capital   gain   distributions.   Ordinary   Income
distributions were $1,005,549 and $311,188 for the Total Return Bond Fund and Convertible Securities Fund, respectively.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2003
--------------------------------------------------------------------------------

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                FIRST     TOTAL      CONVERTIBLE
                                                MUTUAL    RETURN     SECURITIES
                                                 FUND    BOND FUND      FUND
                                                ------   ---------   -----------
Undistributed ordinary income .................  $ --    $ 8,216      $167,639
Undistributed short-term gain (loss) ..........    --      4,359            --
Undistributed long-term gain (loss) ...........    --      7,533            --
                                                 ----    -------      --------
   Distributable earnings .....................  $ --    $20,108      $167,639
                                                 ====    =======      ========

NOTE 3 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the year ended June 30, 2003 are as follows:


FUND                                       PURCHASES            SALES
----                                       ---------            -----
First Mutual ...........................  $15,646,895        $19,449,161
Total Return Bond ......................  $ 8,685,458        $12,095,990
Convertible Securities .................  $12,611,655        $13,423,392

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer Wortham & Company, Inc. ("Trainer Wortham") (a wholly-owned subsidiary of First Republic Bank) is the investment advisor for two of the Trust's series pursuant to two separate investment advisory agreements (each an "Agreement"). Under the terms of each Agreement with respect to the First Mutual Fund and the Total Return Bond Fund, Trainer Wortham receives an annual fee, accrued daily and paid monthly, of 0.75% and 0.45%, respectively, of the average daily net assets of the Fund. During the year ended June 30, 2003, the Trust paid advisory fees on behalf of the Funds as follows:

FUND
----
First Mutual ...................................................   $185,519
Total Return Bond ..............................................   $ 97,143

Trainer Wortham has contractually agreed, pursuant to an Operating Expenses Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Total Return Bond Fund to 1.00% of the Fund's average daily net assets during the current fiscal year.

Froley, Revy Investment Company, Inc. ("Froley, Revy") (a wholly-owned subsidiary of First Republic Bank) is the investment advisor for the Convertible Securities Fund. Froley, Revy receives an annual fee accrued daily and paid monthly of 0.625% of the average daily net assets of the Convertible Securities Fund. For the year ended June 30, 2003, the Trust paid Froley, Revy advisory fees of $93,915. Froley, Revy has contractually agreed to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets.

For the year ended June 30, 2003, Trainer Wortham and Froley, Revy waived and reimbursed expenses as follows:

FUND
----
Total Return Bond ................................................  $73,514
Convertible Securities ...........................................  $47,810

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2003
--------------------------------------------------------------------------------

The Operating Expense Agreement for each Fund provides that any fees waived and/or operating expenses reimbursed by Trainer Wortham and Froley, Revy during a fiscal year of the Fund may be recouped by an advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2003 the Total Return Bond Fund had unrecouped fee waivers and/or expense reimbursements of $162,087 of which $26,390 can be recouped through June 30, 2004, $62,183 can be recouped through June 30, 2005 and $73,514 can be recouped through June 30, 2006. As of June 30, 2003 the Convertible Securities Fund had unrecouped fee waivers and/or expense reimbursements of $130,843 of which $40,797 can be recouped through June 30, 2004, $42,236 can be recouped through June 30, 2005 and $47,810 can be recouped through June 30, 2006.

In  addition,   Froley,   Revy  has  retained   Trainer   Wortham  to  serve  as
sub-investment advisor to the Convertible Securities Fund. As sub-advisor, Trainer Wortham utilizes an investment committee to provide research and analysis services to Froley, Revy with respect to the Fund's investments. The sub-investment advisory fees of Trainer Wortham are paid directly by Froley, Revy and are not paid by the Convertible Securities Fund.

The Trust has adopted Distribution Service Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to each class of shares offered by the First Mutual and Convertible Securities Funds in order to pay certain expenses associated with the distribution of its shares. Each Plan permits the Fund to pay or reimburse, as applicable, PFPC Distributors, Inc., (the "Distributor"), the Trust's sole underwriter and distributor, for distribution and shareholder servicing expenses incurred by the Distributor. Pursuant to the Plan for the First Mutual Fund and the Convertible Securities Class A Shares, a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund's/Class's assets may be paid. Pursuant to the Plan for the Convertible Securities Fund Class B Shares, a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund's/Class's net assets may be paid. For the year ended June 30, 2003, First Mutual Fund and the Convertible Securities Fund Class A paid 12b-1 fees of $14,275 and $17,548, respectively. Convertible Securities Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus. Class B Shares of the Convertible Securities Fund have not yet been offered.

Certain officers and trustees of the Trust are affiliated persons of Trainer Wortham and Froley, Revy.


NOTE 5 - TAX MATTERS
The following funds have capital loss carryforwards which may be used to offset future capital gains.

                                        EXPIRING        EXPIRING
                                      JUNE 30, 2010   JUNE 30, 2011      TOTAL
                                      -------------   -------------      -----
First Mutual Fund .................... $4,635,216      $2,976,848     $7,612,064
Convertible Securities Fund .......... $  230,229      $1,341,757     $1,571,986

Under  current tax law,  foreign  currency  and capital  losses  realized  after
October 31, may be deferred and treated as occurring on the first day of the following year. For the year ended June 30, 2003, the funds deferred post-October losses and utilized prior year post-October losses were as follows:

                                             DEFERRED           UTILIZED
                                             --------           --------
First Mutual Fund .........................  $874,648         $1,284,921
Total Return Bond Fund ....................  $  1,961                 --
Convertible Securities Fund ...............        --         $  669,816

For the period ended June 30, 2003, First Mutual Fund reclassified its net investment loss of $203,489 and realized loss of $1,534 against paid-in-capital on the Statement of Assets and Liabilities. This reclassification is the result of a permanent difference between the financial statement and income tax reporting requirements and has no effect on the net assets.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Trainer Wortham Funds
New York, New York

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Trainer Wortham Funds (comprising, respectively, the Trainer Wortham First Mutual Fund, the Trainer Wortham Total Return Bond Fund and the Froley Revy Convertible Securities Fund) as of June 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Trainer Wortham Funds, as of June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
July 30, 2003

                           FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and Officers and is available without charge, upon request, by calling (866) 893-8637.

                                     TERM OF                                         NUMBER OF     OTHER TRUSTEESHIPS/
NAME, (AGE), ADDRESS               OFFICE AND                                      FUNDS IN FUND      DIRECTORSHIPS
AND POSITION(S)                     LENGTH OF          PRINCIPAL OCCUPATION(S)   COMPLEX OVERSEEN   HELD BY TRUSTEE/
WITH TRUST                        TIME SERVED 1        DURING PAST FIVE YEARS       BY TRUSTEE          DIRECTOR
--------------------              ------------         ----------------------    ----------------  -------------------
DISINTERESTED TRUSTEES
----------------------
Robert H. Breslin, Jr. (74)       Since 1979        Partner in the law firm of Breslin,   3          None
c/o 1230 Avenue of the Americas                     Sweeney & Earle since 1970.
New York, NY 10020
Trustee


Raymond Eisenberg (79)4           Since 1960        Retired; formerly President of        3          None
c/o 1230 Avenue of the Americas                     Raymond Eisenberg & Associates,
New York, NY 10020                                  P.C. (an accounting and
Trustee                                             consulting firm).


Todd L. Eisenberg (42)4           Since 1999        Certified Public Accountant,          3          None
c/o 1230 Avenue of the Americas                     Tofias P.C. (an accounting and
New York, NY 10020                                  consulting firm) and its
Trustee                                             predecessors since 1982.


Robert S. Lazar (60)              Since 1976        Retired since 1992.                   3          Director; Newport
c/o 1230 Avenue of the Americas                                                                      Federal Savings
New York, NY 10020                                                                                   Bank
Trustee



Martin S. Levine (49)             Since 1994        Controller and Chief Financial        3          None
c/o 1230 Avenue of the Americas                     Officer, John P. Picone, Inc.
New York, NY 10020                                  (a construction company)
Trustee                                             since 1984.

                           FUND MANAGEMENT (UNAUDITED)
                                   (CONTINUED)

                                     TERM OF                                         NUMBER OF     OTHER TRUSTEESHIPS/
NAME, (AGE), ADDRESS               OFFICE AND                                      FUNDS IN FUND      DIRECTORSHIPS
AND POSITION(S)                     LENGTH OF          PRINCIPAL OCCUPATION(S)   COMPLEX OVERSEEN   HELD BY TRUSTEE/
WITH TRUST                        TIME SERVED 1        DURING PAST FIVE YEARS       BY TRUSTEE          DIRECTOR
--------------------              ------------         ----------------------    ----------------  -------------------
Timothy J. O'Hara (52)            Since 1998        Publisher, Advertising Director,      3          None
c/o 1230 Avenue of the Americas                     Credit Union Journal (a national
New York, NY 10020                                  weekly financial newspaper owned
Trustee                                             by Thomson Media of NY) since 1996.


James F. Twaddell (64)            Since 1979        Investment banker, Investors          3          None
Investors Capital, Inc.                             Capital, Inc., (a securities and
c/o 1230 Avenue of the Americas                     investments firm) and its
New York, NY 10020                                  predecessors since June 1995.
Trustee; Vice-Chairman


INTERESTED TRUSTEES 2
---------------------
David P. Como (57)                Since 1984        Managing Director and Equity          3          None
c/o 1230 Avenue of the Americas                     Portfolio Manager, Trainer
New York, NY 10020                                  Wortham & Company, Inc. (an
Trustee; Chairman;                                  investment advisory firm)
Chief Investment Officer                            since 1969.


David Elias (58)                  Since 1991        President and Chief Investment        3          None
c/o 1230 Avenue of the Americas                     Officer, Elias Asset Management
New York, NY 10020                                  (an investment management firm)
Trustee                                             since 1978.


George A. Froley, III (65)        Since 2000        Chairman, Froley, Revy Investment     3          None
10900 Wilshire Blvd.                                Company, Inc. (an investment
Suite 900                                           management firm) since 1975.
Los Angeles, CA 90024
Trustee

                           FUND MANAGEMENT (UNAUDITED)
                                   (CONTINUED)

                                     TERM OF
NAME, (AGE), ADDRESS               OFFICE AND
AND POSITION(S)                     LENGTH OF          PRINCIPAL OCCUPATION(S)
WITH TRUST                        TIME SERVED 1        DURING PAST FIVE YEARS
--------------------              ------------         ----------------------
OFFICER(S) WHO ARE NOT TRUSTEES 3
---------------------------------
Joanne Pietrini-Smith (39)        Since 2002        Chief Administrative Officer, Trainer
c/o 1230 Avenue of the Americas                     Wortham & Company, Inc. since 1999;
New York, NY 10020                                  Vice President (since 1998) and Chief
President;                                          Investment Officer (April 1998 to
Chief Executive Officer;                            January 2003), First Republic Bank (parent
Chief Administrative Officer                        company of Trainer Wortham & Company, Inc.
                                                    and Froley, Revy Investment Co.,Inc.);
                                                    Vice President, Manager of Strategic
                                                    Planning and Administration,
                                                    Mellon Bank-Mellon Private Asset
                                                    Management from 1994 to 1998.


John D. Knox (44)                 Since 1996        President (since 2003), Managing Director
c/o 1230 Avenue of the Americas                     and Fixed Income Portfolio Manager
New York, NY 10020                                  (since 1995), Trainer Wortham &
Vice President                                      Company, Inc.


Andrea Revy O'Connell (40)        Since 2000        President and Chief Executive Officer,
10900 Wilshire Blvd.,                               Froley, Revy Investment Company,
Suite 900                                           Inc. since 1999; Managing Director
Los Angeles, CA 90024                               and Senior Portfolio Manager of Froley, Revy
Vice President                                      Investment Company Inc. since 1994.


Lisa King (34)                    Since 2002        Vice President and Counsel, PFPC Inc.
PFPC Inc.                                           (a financial services company) since 2000;
c/o 400 Bellevue Parkway                            Associate, Stradley, Ronon, Stevens &
Wilmington, DE 19809                                Young, LLC. from 1996-2000.
Vice President;
Secretary

                           FUND MANAGEMENT (UNAUDITED)
                                   (CONCLUDED)

                                     TERM OF
NAME, (AGE), ADDRESS               OFFICE AND
AND POSITION(S)                     LENGTH OF          PRINCIPAL OCCUPATION(S)
WITH TRUST                        TIME SERVED 1        DURING PAST FIVE YEARS
--------------------              ------------         ----------------------
Ann Houlihan (43)                 Since 2003        First Vice President, Chief Administrative
10900 Wilshire Blvd.,                               Officer and Compliance Officer, Froley,
Suite 900                                           Revy Investment Co. Inc. since 2000;
Los Angeles, CA 90024                               Vice President, Trust Operations Manager
Treasurer;                                          of Wells Fargo Bank from 1997 to 2000.
Chief Financial Officer



Christopher J. Brancazio (37)     Since 2002        Compliance Officer, Trainer
c/o 1230 Avenue of the Americas                     Wortham & Company, Inc. since
New York, NY 10020                                  March 2002; Compliance Officer, LF
Compliance Officer                                  Capital (an investment management
                                                    company)  October 2001 to
                                                    December 2001; Compliance
                                                    Officer,  Friends Ivory &
                                                    Sime, Inc. (an  investment
                                                    management company) October
                                                    1999 to October 2001;
                                                    Compliance Officer, AIG
                                                    Global Investment Group,
                                                    July 1997 to October 1999;
                                                    Internal Auditor, Prudential
                                                    Financial, 1993 to 1997.

1 Each Trustee and Officer serves for an indefinite term, until his/her successor is elected.

2 Mr. Como and Mr. Froley are interested by reason of their affiliation with an investment advisor of the Trust and/or as a result of being an Officer of the Trust. Mr. Elias may be regarded as an "interested person" by reason of a material business relationship with an investment advisor of the Trust.

3 Each Officer of the Trust serves an indefinite period, at the pleasure of the Board of Trustees.

4 Raymond Eisenberg is the father of Todd L. Eisenberg.

                              TRAINER WORTHAM FUNDS
                           1230 Avenue of the Americas
                               New York, NY 10020

OFFICERS

David P. Como
CHIEF INVESTMENT OFFICER

Joanne Pietrini-Smith
PRESIDENT

John D. Knox
VICE PRESIDENT

Andrea Revy O'Connell
VICE PRESIDENT

Christopher Brancazio
COMPLIANCE OFFICER

Ann Houlihan
TREASURER; CHIEF FINANCIAL OFFICER

Lisa King
SECRETARY


INVESTMENT ADVISORS
Trainer Wortham & Company, Inc.
1230 Avenue of the Americas
New York, NY 10020

Froley, Revy Investment Company, Inc.
10900 Wilshire Boulevard, Suite 900
Los Angeles, CA 90024


AUDITORS
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, PA 19102-1732


CUSTODIAN
PFPC Trust Company, Inc.
8800 Tinicum Blvd.
Philadelphia, PA 19153


FUND ADMINISTRATION
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406-1212

DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406 -- DFU 8/03

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

TRUSTEES:
Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell



                              ---------------------
                              TRAINER WORTHAM FUNDS
                              ---------------------

                                   866.TWFUNDS
                                  866.893.8637


                  THIS REPORT IS TO BE PRECEDED OR ACCOMPANIED
                                BY A PROSPECTUS.


              1230 Avenue of the Americas, New York, New York 10020
                   www.trainerwortham.com o www.froleyrevy.com

                              ---------------------
                              TRAINER WORTHAM FUNDS
                              ---------------------

                                  ANNUAL REPORT
                                  JUNE 30, 2003




                                FIRST MUTUAL FUND

                             TOTAL RETURN BOND FUND

                                   FROLEY,REVY
                           CONVERTIBLE SECURITIES FUND

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Trainer Wortham Funds

By (Signature and Title)*  /s/ Joanne Pietrini-Smith
                           ----------------------------------------------
                           Joanne Pietrini-Smith, President,
                           Chief Executive Officer & Chief
                           Administrative Officer

Date                                9/4/2003
                           ----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joanne Pietrini-Smith
                           ----------------------------------------------
                           Joanne Pietrini-Smith, President,
                           Chief Executive Officer & Chief
                           Administrative Officer

Date                                9/4/2003
                           ----------------------------------------------


By (Signature and Title)*  /s/ Ann Houlihan
                           ----------------------------------------------
                           Ann Houlihan, Treasurer &
                           Chief Financial Officer

Date                       9/4/2003
                           ----------------------------------------------



* Print the name and title of each signing officer under his or her signature.